Earnings/(loss) Per Unit ("EPU") (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 30, 2019 tranche shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Earnings/(loss) per unit
Profit for the period and Partnership's profit		$ 118,986	$ 5,726	$ 56,859
Accrued preference unit distributions		(26,458)	(29,694)	(30,328)
Differences on repurchase of preference units		195	(2)
Partnership's profit/(loss) attributable to unitholders and partner		92,723	(23,970)	26,531
Common units
Earnings/(loss) per unit
Profit for the period and Partnership's profit		90,630	(23,486)	25,970
Partnership's profit/(loss) attributable to unitholders and partner		$ 90,821	$ (23,488)	$ 25,970
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares		51,422,248	49,501,674	47,042,494
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares		$ 1.77	$ (0.47)	$ 0.55
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares		53,164,907	49,501,674	49,567,506
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares		$ 1.71	$ (0.47)	$ 0.52
General partner units
Earnings/(loss) per unit
Profit for the period and Partnership's profit		$ 1,898	$ (482)	$ 561
Partnership's profit/(loss) attributable to unitholders and partner		$ 1,902	$ (482)	$ 561
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares		1,078,897	1,049,800	1,021,336
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares		$ 1.76	$ (0.46)	$ 0.55
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares		1,078,897	1,049,800	1,021,336
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares		$ 1.76	$ (0.46)	$ 0.55
Class B units
Earnings/(loss) per unit (diluted)
Number of units issued | shares	2,490,000
Conversion ratio of class B units into common units	1	1
Number of tranches | tranche	6
Number of units in each tranche | shares	415,000